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                                   FORM 10-Q
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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

      /x/       QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
                            SECURITIES EXCHANGE ACT OF 1934


                     For the Quarterly Period Ended March 31, 1996


      / /       TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE
                            SECURITIES EXCHANGE ACT OF 1934


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          For the Transition period from ____________ to ____________



                         Commission File Number 0-13881



                    CITY INVESTING COMPANY LIQUIDATING TRUST



             (Exact name of registrant as specified in its charter)


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

                DELAWARE                              13-6859211
        (State of organization)          (I.R.S. Employer Identification No.)


     99 UNIVERSITY PLACE, 7TH FLOOR                   10003-4528
           NEW YORK, NEW YORK                         (Zip Code)
(Address of principal executive offices)


     Registrant's telephone number, including area code: (212) 473-1918


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Indicate by check mark whether the registrant ( l ) has filed all reports required to be filed by Section 13 or l5(d) of the Securities Exchange Act of 1934 during the preceding 12 months and (2) has been subject to such filing requirements for the past 90 days.

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

Yes  X     No
    ----      ----


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At March 31, 1996 there were 38,979,372 Trust Units of Beneficial Interest outstanding.

                         PART I - FINANCIAL INFORMATION


                          ITEM 1. FINANCIAL STATEMENTS


                    CITY INVESTING COMPANY LIQUIDATING TRUST
                              STATEMENTS OF INCOME
                          THREE MONTHS ENDED MARCH 31

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

(IN THOUSANDS, EXCEPT PER UNIT DATA)               1996        1995

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Losses on dispositions of assets, net           $    (6)    $   (69)
Interest, dividend and other income               1,676         458

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Total income                                      1,670         389
Administrative expenses                              80          62

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NET INCOME                                      $ 1,590     $   327

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NET INCOME PER UNIT                             $  0.04     $  0.01

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OUTSTANDING UNITS                                38,979      38,979

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                                 BALANCE SHEETS

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

(IN THOUSANDS)                               MARCH 31,        DECEMBER 31,
                                                  1996                1995

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ASSETS
Cash and cash equivalents                     $    374          $      217
Investment securities                           54,227              53,078
Restricted funds                                 4,497               4,213
Investments                                        609                 609
Real estate                                      4,675               4,675

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TOTAL ASSETS                                  $ 64,382          $   62,792

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LIABILITIES AND TRUST EQUITY
Accounts payable                              $    235          $      235
Trust equity                                    64,147              62,557

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TOTAL LIABILITIES AND TRUST EQUITY            $ 64,382          $   62,792

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See accompanying notes to financial statements.

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                    CITY INVESTING COMPANY LIQUIDATING TRUST
                            STATEMENTS OF CASH FLOWS
                          THREE MONTHS ENDED MARCH 31

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


(IN THOUSANDS)                                                    1996           1995

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CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                    $  1,590       $    327
Adjustments to reconcile net income to net cash provided by
(used for) operating activities:
Interest income earned on investment in U.S. Treasuries         (1,493)          (348)

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Net cash provided by (used for) operating activities                97            (21)

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CASH FLOWS FROM INVESTING ACTIVITIES:
Maturities of U.S. Treasuries                                   28,236         14,588
Purchases of U.S. Treasuries                                   (27,892)       (14,274)
Restricted funds                                                  (284)           (42)

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Net cash provided by investing activities                           60            272

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Net increase in cash and cash equivalents                          157            251
Cash and cash equivalents at beginning of year                     217            108

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CASH AND CASH EQUIVALENTS AT END OF PERIOD                    $    374       $    359

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                     STATEMENTS OF CHANGES IN TRUST EQUITY
                          THREE MONTHS ENDED MARCH 31

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

(IN THOUSANDS)                                     1996          1995

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Balance at December 31                          $62,557       $62,105
Net income                                        1,590           327

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BALANCE AT MARCH 31                             $64,147       $62,432

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



See accompanying notes to financial statements.

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                    CITY INVESTING COMPANY LIQUIDATING TRUST
                         NOTES TO FINANCIAL STATEMENTS


NOTE 1- ORGANIZATION

The March 3l, 1996 financial statements for the City Investing Company
Liquidating Trust (the "Trust") are unaudited and subject to year-end adjustments. In the opinion of the Trustees, the interim financial statements reflect all adjustments necessary for a fair presentation of the financial position and income and expenses of the Trust. Results for interim periods are not necessarily indicative of results for the full year.

NOTE 2 - BASIS OF ACCOUNTING

The accompanying financial statements have been prepared on the basis of accounting used for Federal income tax purposes. Accordingly, certain revenue and the related assets are recognized when received rather than when earned; and certain expenses are recognized when paid rather than when the obligation is incurred.

NOTE 3 - LOSSES ON DISPOSITIONS OF ASSETS

Losses on dispositions of assets, net, include settlement costs and legal fees attributable to the disposition of assets incurred in connection with the defense of litigation against the Trust.

NOTE 4 - TRUST AGREEMENT

In accordance with the Trust Agreement, the Trust has assumed the obligation to make payments, where required, to discharge all litigation and other contingent liabilities of City Investing Company ("City") which existed on September 25,
1985.

NOTE 5 - INVESTMENT SECURITIES

Investment securities consist of U.S. Treasuries with maturities of less than one year and are carried at cost. Investment securities consist of the following:

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

                            MARCH 31, 1996                  DECEMBER 31, 1995
                    -------------------------------   -------------------------------


                    CARRYING                  FAIR    CARRYING                   FAIR
(IN THOUSANDS)         VALUE       COST      VALUE       VALUE       COST       VALUE

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U.S. Treasuries
maturing within
one year             $54,227    $54,227    $55,275     $53,078    $53,078     $55,085

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


The gross unrealized gains on investment securities, at March 31, 1996 and December 31, 1995, are $1,048,000 and $2,007,000, respectively.

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                    CITY INVESTING COMPANY LIQUIDATING TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 6 - RESTRICTED FUNDS

Restricted funds represent funds held in escrow in connection with the following:

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

                                                 MARCH 31,  DECEMBER 31,
(IN THOUSANDS)                                        1996          1995

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City Investing Company Liquidating Trust
v. Continental Casualty                           $ 3,608      $   3,391
Tapken v. Brown, et al.                               550            550
Mortgage Maturing, May 1996                           336            268
Other                                                   3              4

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Total restricted funds                            $ 4,497      $   4,213

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


[See Part II, Item 1., "Legal Proceedings," for further information.]

NOTE 7- INVESTMENTS

Investments are as follows:

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

                                                  MARCH 31,   DECEMBER 31,
(IN THOUSANDS)                                         1996           1995

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Cayman Resources Corporation                       $    27       $      27
Other Investments                                      582             582

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Total investments                                  $   609       $     609

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


The Trust holds 3,108,105 shares of Cayman Resources Corporation ("Cayman") common stock, which are carried at their tax basis. At March 31, 1996 and December 31, 1995, the fair market value of the Cayman stock, based on quoted market prices, was $155,000 and $96,000, respectively.

NOTE 8 - REAL ESTATE

Prior to January 2, 1990 the Trust held an undivided interest in a note received from Texas City Investment Company ("Texas City") in connection with a sale of land located in Galveston County, Texas on July 22, 1983. Texas City failed to fully pay the note in accordance with its terms. On January 2, 1990 the beneficial owners of the note (including the Trust) foreclosed on the property securing the note and the Trust now holds an undivided interest in the property. The Trust's interest in the property is classified as real estate in the accompanying financial statements and valued at the January 2, 1990 fair market value of $4,675,000.

NOTE 9 - CONTINGENT LIABILITIES

In accordance with the Trust Agreement, the Trust has assumed the obligation to make payments, where required, to discharge all litigation and other contingent liabilities of City which existed at September 25, 1985. The Trust may have a contingent liability with respect to certain issues raised by the Internal Revenue Service upon audit of tax returns of City Investing Company filed with respect to periods ending on or before September 25, 1985. These issues, if resolved unfavorably to City, would result in a substantial liability. As other parties are primarily and jointly responsible for this contingent liability, the Trust is unable to estimate the ultimate cost, if any, of its exposure. The Trust also remains subject to possible claims by the United States Environmental Protection Agency and other third parties.

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                    CITY INVESTING COMPANY LIQUIDATING TRUST
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 10- DIVIDEND RESTRICTIONS

The existence of the contingent liabilities referred to in Note 9 may affect the timing of future distributions of Trust assets. In connection with the proceeding entitled Rolo and Tenerelli v. City Investing Company Liquidating Trust, et al. the Trust is unable to make any dividend payments or liquidating distributions without further judicial action.

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS

The Trust recorded net income of $1,590,000 ($0.04 per unit) in the first quarter ended March 31, 1996, compared to net income of $327,000 ($0.01 per unit) in the first quarter of 1995. It is difficult to compare amounts in comparable periods, as the financial statements of the Trust are prepared on the basis of accounting used for Federal income tax purposes; that is, amounts are reflected in the financial statements when amounts are received or paid.

The losses on the dispositions of assets of $6,000 in the first quarter of 1996 and $69,000 in the first quarter of 1995 were principally attributable to legal fees incurred in connection with the defense of litigation against the Trust. Interest, dividend and other income, principally consisting of interest earned on the investment of cash equivalents and investment securities was $1,676,000 in the first quarter of 1996, compared with $458,000 in the respective 1995 period. The increase in the 1996 period was due to the timing of the recognition of interest income, increase in cash attributable to the Trust's sale of its interest in Pace/City Associates, L.P. ("PCA") and an increase in yield on investment securities compared to the 1995 period. Administrative expenses were $80,000 and $62,000 in the first quarter of 1996 and 1995, respectively. The primary reason that 1996 first quarter administrative expenses are higher than 1995 is that there was no administration fee paid in the first quarter of 1995.

At March 31, 1996, the Trust had cash and cash equivalents, investment securities and restricted funds of $59,098,000. The Trustees believe that such cash resources and investment securities are sufficient to meet all anticipated liquidity requirements.

                    CITY INVESTING COMPANY LIQUIDATING TRUST


PART II. OTHER INFORMATION

ITEM 1. LEGAL PROCEEDINGS

The information contained under Legal Proceedings in the Trust's Annual Report on Form 10-K for the year ended December 31, 1995 is incorporated by reference herein. Except as set forth below, there have been no material developments in such legal proceedings subsequent to the date of that information.

City Investing Company Liquidating Trust v. Continental Casualty Co. On March 27, 1996, the United States Court of Appeals for the Eleventh Circuit reversed the District Court's holding that the Florida Department of Revenue ("DOR") claim against General Development Corporation ("GDC") was entitled to priority under the bankruptcy law. Had that decision been sustained, the Trust has been advised that the bankrupt estate of GDC retains sufficient assets to satisfy priority claims and the amount currently held in escrow by Bank of Delaware (approximately $3,608,000) would have been returned to the Trust. If the DOR claim is not entitled to priority, some part or all of the escrowed amount will be required to be paid by the escrow agent to the DOR. The Trust intends to seek review of the Eleventh Circuit decision by the United States Supreme Court.

ITEM 2. CHANGES IN SECURITIES

None.

ITEM 5. OTHER INFORMATION

None.

ITEM 6. EXHIBITS AND REPORTS ON FORM 8-K

(a) Exhibits:

   None.

(b) Reports on Form 8-K:

  The Registrant was not required to file a Current Report on Form 8-K during the quarter ended March 31, 1996.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                 CITY INVESTING COMPANY LIQUIDATING TRUST




Date: April 20, 1996             By: LESTER J. MANTELL
                                    Trustee



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